Private Placement - Additional Information (Detail) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 10, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Private Placement [Line Items]
Proceeds from the issuance of warrants		$ 0	$ 17,600,000	$ 17,600,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Proceeds from the issuance of warrants		17,600,000		17,600,000
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Class of warrants or rights issued during the period units	11,733,333
Class of warrants or rights issue price per unit	$ 1.5
Private Placement [Member] | Private Placement Warrants [Member] | Common Class A [Member]
Private Placement [Line Items]
Class of warrants or rights issued during the period units	11,733,333
Class of warrants or rights issue price per unit	$ 1.5
Class of warrants or rights exercise price per share	$ 11.5
Proceeds from the issuance of warrants		$ 17,600,000		$ 17,600,000